Document and Entity Information	Sep. 30, 2017
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2017
Registrant Name	FIRST INVESTORS INCOME FUNDS
Entity Central Index Key	0000740967
Amendment Flag	false
Document Creation Date	May 04, 2018
Document Effective Date	May 04, 2018
Prospectus Date	Jan. 31, 2018